Income taxes - Components of Deferred Tax Assets and Liabilities (Details) $ in Millions	12 Months Ended
Mar. 31, 2019 CAD ($)
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	$ 3.0
Deferred tax liabilities, Beginning Balance	(13.3)
Net deferred tax liabilities, Beginning Balance	(10.3)
Change in the year affecting Net income	6.4
Change in the year affecting Other comprehensive loss	(0.6)
Deferred tax assets, Ending Balance	12.2
Deferred tax liabilities, Ending Balance	(16.7)
Net deferred tax liabilities, Ending Balance	(4.5)
Losses carried forward
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	1.9
Change in the year affecting Net income	1.1
Change in the year affecting Other comprehensive loss	0.0
Deferred tax assets, Ending Balance	3.0
Employee future benefits
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	0.1
Change in the year affecting Net income	0.0
Change in the year affecting Other comprehensive loss	0.1
Deferred tax assets, Ending Balance	0.2
Other liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	8.1
Change in the year affecting Net income	1.5
Change in the year affecting Other comprehensive loss	(0.7)
Deferred tax assets, Ending Balance	8.9
Unrealized profit in inventory
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	2.1
Change in the year affecting Net income	6.2
Change in the year affecting Other comprehensive loss	0.0
Deferred tax assets, Ending Balance	8.3
Provisions
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	2.4
Change in the year affecting Net income	0.8
Change in the year affecting Other comprehensive loss	0.0
Deferred tax assets, Ending Balance	3.2
Total deferred tax asset
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, Beginning Balance	14.6
Change in the year affecting Net income	9.6
Change in the year affecting Other comprehensive loss	(0.6)
Deferred tax assets, Ending Balance	23.6
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, Beginning Balance	(3.4)
Change in the year affecting Net income	(0.9)
Change in the year affecting Other comprehensive loss	0.0
Deferred tax liabilities, Ending Balance	(4.3)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, Beginning Balance	(21.5)
Change in the year affecting Net income	(2.3)
Change in the year affecting Other comprehensive loss	0.0
Deferred tax liabilities, Ending Balance	(23.8)
Total deferred tax liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, Beginning Balance	(24.9)
Change in the year affecting Net income	(3.2)
Change in the year affecting Other comprehensive loss	0.0
Deferred tax liabilities, Ending Balance	$ (28.1)